Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (33)	$ (19)	$ (84)
Deferred	(19)	31	137
Income tax expense (benefit)	$ (52)	$ 12	$ 53